GOODWILL (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Changes in the carrying amount of goodwill
Gross balance at the beginning of the period	$ 49,110,021	$ 48,612,487
Exchange difference due to translation	1,429,996	497,534
Gross goodwill carrying amount	50,540,017	49,110,021
Net goodwill carrying amount at the end of the period	50,540,017	49,110,021
Additional disclosures
Period of financial forecasts on which cash flow projections based for goodwill impairment tests	5 years
Film production
Changes in the carrying amount of goodwill
Gross balance at the beginning of the period	34,900	34,831
Exchange difference due to translation	(14)	69
Gross goodwill carrying amount	34,886	34,900
Net goodwill carrying amount at the end of the period	34,886	34,900
Talent agency
Changes in the carrying amount of goodwill
Gross balance at the beginning of the period	142,881	141,433
Exchange difference due to translation	4,163	1,448
Gross goodwill carrying amount	147,044	142,881
Net goodwill carrying amount at the end of the period	147,044	142,881
Movie theaters
Changes in the carrying amount of goodwill
Gross balance at the beginning of the period	48,932,240	48,436,223
Exchange difference due to translation	1,425,847	496,017
Gross goodwill carrying amount	50,358,087	48,932,240
Net goodwill carrying amount at the end of the period	$ 50,358,087	$ 48,932,240